Business segment Information (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales and Others
Percentage of Net Sales	42.00%	45.00%	67.00%
Pet Electronics Products
Percentage of Net Sales	51.00%	48.00%	14.00%
Rental and Management
Percentage of Net Sales	7.00%	7.00%	19.00%